Stockholders' Equity - Schedule of common stock reserved for future issuance (Detail) - shares	Dec. 31, 2019	Mar. 31, 2019
Equity [Abstract]
Conversion of Series A preferred stock	10,000
Options outstanding	4,209,573	189,269
Options available for future option grants	5,478,728	3,478,728
Common stock warrants	5,750,000
Total	15,448,301	3,667,997